Changes in contract assets (Details) - INR (₨) ₨ in Thousands		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Balance at the beginning of the year		₨ 11	₨ 626
Revenue recognised during the year	[1]	190,598	11
Billed during the year		(11)	(626)
Balance at the end of the year		₨ 190,598	₨ 11

[1]	Refer to para 8.1 – Note 1 above for details about contract assets for the year ended March 31, 2023